EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Disclosure of defined benefit plans [text block]

NOTE 22 – EMPLOYEE BENEFITS

In accordance with Colombian and other countries labor legislation where Grupo Aval has subsidiaries, and pursuant to labor conventions and labor collective agreements entered into with employees, employees of Grupo Aval have short term benefits such as: salaries, holidays, legal and extralegal premiums, severances and interests on severances, long-term benefits such as seniority bonds premiums and medical aids, post-employment benefits and retirement benefits such as: severance payments to employees that continue with labor regime before Law 50 of 1990 and legal and extralegal retirement pensions. Compensation for key personnel of the management includes salaries and benefits different than cash. (See note 34).

Through personnel benefits plans, Grupo Aval is exposed to several risks (interest rates and operating), which are intended to be minimized by applying the risk management policies and procedures defined in Note 4 above.

The detail of the balance of liabilities for employee benefits at December 31, 2018, and 2017 is as follows:

	December 31, 2018		December 31, 2017
Short term (1)	Ps.	481,320	Ps.	404,292
Post-employment		541,226		604,110
Long term		242,335		229,770
Total	Ps.	1,264,881	Ps.	1,238,172

(1)The expenses for defined contributions for the years ended in December 31, 2018 and 2017 are Ps. 4,297,647 and Ps. 4,027,850 respectively.

22.1          Post-employment benefits

•

In Colombia, when employees retire after completing certain years and time of service, retirement pensions are assumed by public or private pension funds based on defined contribution plans, to which entities and employees contribute monthly defined amounts by law for being entitled to the pension at the time of retirement. However, for some employees hired by Grupo Aval entities prior to 1968 that have fulfilled the requirements of age and years of service the pensions are directly assumed by some of the entities of Grupo Aval.

•	Certain employees hired by entities of Grupo Aval before 1990 are entitled to receive a compensation corresponding to the last month of salary multiplied by each year of service.
•

Some subsidiaries have labor conventions or pay extra-legal premiums to employees retiring in compliance with the required age and time of service, when they start enjoying the pension granted by the pension funds.

22.2          Long Term Employee Benefits

Some Grupo Aval subsidiaries grant their employees extra-legal long term premiums during their working lives depending on number of years of service, five, ten, fifteen, or twenty years etc., calculated as days of salary per year of work.

Some pensioners for Grupo Aval and its entities receive benefits that include coverage of medical treatments, hospitalization and surgery.

Grupo Aval has recognized the liabilities corresponding to these benefits, based on the same actuarial calculations carried out under the same parameters of retirement benefits.

Post-employment and long-term benefits movements during the years ended at December 31, 2018, 2017 and 2016 are as follows:

	Post-Employment Benefits						Long-Term Benefits
	December		December		December		December		December		December
	31, 2018		31, 2017		31, 2016		31, 2018		31, 2017		31, 2016
Balance at the beginning of the year	Ps.	604,110	Ps.	509,022	Ps.	436,696	Ps.	229,770	Ps.	191,112	Ps.	206,971
Service costs		13,127		4,425		3,006		21,040		18,201		19,243
Interests cost		36,700		50,826		69,348		13,460		12,889		(20,274)
Gain on settlements		(18,300)		253		—		—		(112)		—
Past Service Costs		(191)		200		—		1,632		(3,961)		—
		635,446		564,726		509,050		265,902		218,129		205,940

Changes in actuarial assumptions from changes in demographic assumptions.		6,136		(8,863)		(1,232)		388		(1,432)		(6,456)
Changes in actuarial assumptions from changes in financial assumptions.		(24,149)		109,095		42,460		11,831		43,870		18,845
		(18,013)		100,232		41,228		12,219		42,438		12,389

Exchange differences		3,502		(982)		6,081		—		—		—
Payments to employees		(79,709)		(59,866)		(47,337)		(35,786)		(30,797)		(27,217)
Balance at the end of the year	Ps.	541,226	Ps.	604,110	Ps.	509,022	Ps.	242,335	Ps.	229,770	Ps.	191,112

The assumptions used to calculate the obligation projected for different post-employment benefits employees are as follows:

	December 31,	December 31,
Post-Employment Benefits	2018	2017
Discount interest rate	7.29%	6.59%
Inflation rate	3.00%	3.50%
Salary growth rate	3.00%	3.50%
Pension growth rate	3.00%	3.50%
Employee turnover rate (between service year 1 and 40 for men and women the following is the turnover rate)	Tabla de Rotación	Tabla de Rotación
	SoA 2003 (1)	SoA 2003 (1)

	December 31,	December 31,
Long-Term Benefits	2018	2017
Discount interest rate	6.75%	6.33%
Inflation rate	3.00%	3.50%
Salary growth rate	3.00%	3.50%
Pension growth rate	N/A	N/A
Employee turnover rate (between service year 1 and 40 for men and women the following is the turnover rate)	Tabla de Rotación	Tabla de Rotación
	SoA 2003 (1)	SoA 2003 (1)
(1)

For those entities where a sufficiently large statistic is not yet available to support the actuarial bases, the SoA2003 table is used as a reference. With this table, the probability of permanence of personnel in the entity is established, modified according to the population factor of each benefit.

Employee´s life expectancy is calculated based on the mortality tables published by the Superintendency of Finance, which are based on mortality experiences provided to the Superintendency of Finance by several insurance companies operating in Colombia.

The sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables is shown below, maintaining other variables at constant values (increase or decrease 0.5%):

	-0.50 basic points
At December 31, 2018	Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	559,740	Ps.	247,726
Salaries growth rate		125,140		234,266
Retirement growth rate		392,518		N/A

	+0.50 basic points
At December 31, 2018	Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	521,812	Ps.	235,544
Salaries growth rate		136,794		249,020
Retirement growth rate		427,272		N/A

Future benefit payments projected, reflecting services, as the case may be, are expected to be paid as follows:

		Payments for Post-		Payments for Long-
Year		Employment		term Benefits
2019	Ps.	65,720	Ps.	39,104
2020		56,847		37,042
2021		57,615		32,194
2022		56,990		33,102
2023		54,812		31,944
Years 2024 – 2028		255,125		159,380

As of December 31, 2018, the participants of the Post-Employment benefits are 47,386 employees and the Long-Term participants are 32,125 employees.